CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2022 $ / shares
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Common stock dividend declared	$ 0.08